UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Marble Arch Investments, LP
Address: 645 Madison Avenue
         11th Floor
         New York, New York  10022

13F File Number:  028-12924

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Scott McLellan
Title:     Manager of Marble Arch Investments GP, LLC
Phone:     212.230.1290

Signature, Place, and Date of Signing:

 /s/ Robert Scott McLellan     New York, New York/USA     August 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    22

Form 13F Information Table Value Total:    $886,897 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ASCENT CAP GROUP INC           COM SER A        043632108    27534   532055 SH       SOLE                   532055
DISCOVERY COMMUNICATNS NEW     COM SER C        25470F302    45081   900000 SH       SOLE                   900000
ENSCO PLC                      SHS CLASS A      G3157S106    37576   800000 SH       SOLE                   800000
FLEETCOR TECHNOLOGIES INC      COM              339041105    55714  1590000 SH       SOLE                  1590000
GOLAR LNG LTD BERMUDA          SHS              G9456A100    23563   625000 SH       SOLE                   625000
GOOGLE INC                     CL A             38259P508    63808   110000 SH       SOLE                   110000
GRACE W R & CO DEL NEW         COM              38388F108    68108  1350000 SH       SOLE                  1350000
JONES LANG LASALLE INC         COM              48020Q107    40463   575000 SH       SOLE                   575000
LABORATORY CORP AMER HLDGS     COM NEW          50540R409    37044   400000 SH       SOLE                   400000
LEVEL 3 COMMUNICATIONS INC     COM NEW          52729N308    27688  1250000 SH       SOLE                  1250000
LEVEL 3 COMMUNICATIONS INC     NOTE 15.000% 1/1 52729NBM1     8870  8000000 SH       SOLE                  8000000
LIBERTY GLOBAL INC             COM SER A        530555101    67993  1370000 SH       SOLE                  1370000
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100    24624   550000 SH       SOLE                   550000
MOTOROLA SOLUTIONS INC         COM NEW          620076307    54364  1130000 SH       SOLE                  1130000
SENSATA TECHNOLOGIES HLDG BV   SHS              N7902X106    34278  1280000 SH       SOLE                  1280000
SOLARWINDS INC                 COM              83416B109    47916  1100000 SH       SOLE                  1100000
TRANSDIGM GROUP INC            COM              893641100    26860   200000 SH       SOLE                   200000
TRIPADVISOR INC                COM              896945201    67705  1515000 SH       SOLE                  1515000
VALEANT PHARMACEUTICALS INTL   COM              91911K102    47030  1050000 SH       SOLE                  1050000
WABCO HLDGS INC                COM              92927K102    54518  1030000 SH       SOLE                  1030000
WESTERN DIGITAL CORP           COM              958102105    15240   500000 SH       SOLE                   500000
XPO LOGISTICS INC              COM              983793100    10920   650000 SH       SOLE                   650000